Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Net income	$ 49,645	$ 81,368	$ 164,541	$ 242,601
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	50,220	54,227	82,459	143,327
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(19,488)	(5,061)	(54,452)	(766)
Foreign currency translation adjustments	(70)	(219)	(57)	(455)
Comprehensive income, before tax	80,307	130,315	192,491	384,707
Income tax expense related to items of other comprehensive income	(300)	(486)	(273)	(1,408)
Comprehensive income, after tax	80,007	129,829	192,218	383,299
Less: Dividends on preferred shares	4,968	4,968	14,906	14,906
Comprehensive income attributable to common shareholders	$ 75,039	$ 124,861	$ 177,312	$ 368,393